SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature]                [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:                   107
                                                  -------------------------

Form 13F Information Table Value Total:                  205,258
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     Market                Investment Descretion          Voting Authority
          Title                         CUSIP        Value                -------------------------  ---------------------------
Name of Issuer & of Class               Number      (1000's)     Shares  (a)Sole (b)Shared (c)Other  (a)Sole (b)Shared  (c)Other
--------------------------             ----------  ---------     ------   ------- --------- -------- ------- ---------  --------


9/30/2008

* COCA COLA CO COM                     191216100    10828        204763    204763     0       0        0          0        204763
* PRICE T ROWE GROUP INC COM           74144T108    10025        186652    186652     0       0        0          0        186652
* JOHNSON & JOHNSON COM                478160104     9794        141371    141371     0       0        0          0        141371
* EXXON MOBIL CORP COM                 30231G102     9523        122624    122624     0       0        0          0        122624
* CHURCH & DWIGHT INC COM              171340102     8329        134150    134150     0       0        0          0        134150
* CONOCOPHILLIPS COM                   20825C104     6999         95548     95548     0       0        0          0         95548
* ISHARES TR DJ US INDEX FD            464287846     5832        102069    102069     0       0        0          0        102069
BERKSHIRE HATHAWAY INC DEL CL B        084670207     5749          1308      1308     0       0        0          0          1308
* PROCTER & GAMBLE CO COM              742718109     5427         77873     77873     0       0        0          0         77873
* BANK OF AMERICA CORPORATION COM      060505104     5067        144767    144767     0       0        0          0        144767
* MICROSOFT CORP COM                   594918104     4995        187162    187162     0       0        0          0        187162
* INTERNATIONAL BUSINESS MACHS COM     459200101     4921         42073     42073     0       0        0          0         42073
* GENERAL ELECTRIC CO COM              369604103     4685        183708    183708     0       0        0          0        183708
* GENERAL DYNAMICS CORP COM            369550108     4145         56300     56300     0       0        0          0         56300
* FEDEX CORP COM                       31428X106     3969         50216     50216     0       0        0          0         50216
* SCHWAB CHARLES CORP NEW COM          808513105     3747        144130    144130     0       0        0          0        144130
* ZIMMER HLDGS INC COM                 98956P102     3705         57390     57390     0       0        0          0         57390
* BROWN FORMAN CORP CL B               115637209     3454         48100     48100     0       0        0          0         48100
* PEABODY ENERGY CORP COM              704549104     3182         70700     70700     0       0        0          0         70700
* AMERICAN EXPRESS CO COM              025816109     3117         87990     87990     0       0        0          0         87990
* MEDCO HEALTH SOLUTIONS INC COM       58405U102     3004         66760     66760     0       0        0          0         66760
* AGL RES INC COM                      001204106     2896         92276     92276     0       0        0          0         92276
* LINCOLN NATL CORP IND COM            534187109     2881         67299     67299     0       0        0          0         67299
* PAYCHEX INC COM                      704326107     2846         86166     86166     0       0        0          0         86166
* BHP BILLITON LTD SPONSORED ADR       088606108     2524         48550     48550     0       0        0          0         48550
* CHATTEM INC COM                      162456107     2424         31000     31000     0       0        0          0         31000
* EQUITY RESIDENTIAL SH BEN INT        29476L107     2257         50814     50814     0       0        0          0         50814
* PEPSICO INC COM                      713448108     2156         30245     30245     0       0        0          0         30245
* POWERSHARES ETF TRUST WATER RESOURCE 73935X575     2142        116400    116400     0       0        0          0        116400
* DISNEY WALT CO COM DISNEY            254687106     2136         69590     69590     0       0        0          0         69590
* ROYAL DUTCH SHELL PLC SPONS ADR A    780259206     2130         36103     36103     0       0        0          0         36103
* HCP INC COM                          40414L109     2114         52674     52674     0       0        0          0         52674
* 3M CO COM                            88579Y101     2053         30061     30061     0       0        0          0         30061
* SELECT SECTOR SPDR TR SBI INT-TECH   81369Y803     2049        103200    103200     0       0        0          0        103200
CLARCOR INC COM                        179895107     2023         53300     53300     0       0        0          0         53300
* NEWMONT MINING CORP COM              651639106     1981         51100     51100     0       0        0          0         51100
* MERCK & CO INC COM                   589331107     1979         62710     62710     0       0        0          0         62710
* IDEXX LABS INC COM                   45168D104     1786         32600     32600     0       0        0          0         32600
* SELECT SECTOR SPDR TR SBI INT-ENERGY 81369Y506     1722         27200     27200     0       0        0          0         27200
* INTERNATIONAL GAME TECHNOLOG COM     459902102     1704         99205     99205     0       0        0          0         99205
* COUSINS PPTYS INC COM                222795106     1695         67200     67200     0       0        0          0         67200
* DEERE & CO COM                       244199105     1549         31300     31300     0       0        0          0         31300
* SHAW GROUP INC COM                   820280105     1463         47600     47600     0       0        0          0         47600
* SUNRISE SENIOR LIVING INC COM        86768K106     1430        103700    103700     0       0        0          0        103700
* STERICYCLE INC COM                   858912108     1302         22100     22100     0       0        0          0         22100
* CARNIVAL CORP PAIRED CTF             143658300     1290         36500     36500     0       0        0          0         36500
* CISCO SYS INC COM                    17275R102     1283         56860     56860     0       0        0          0         56860
* ST JOE CO COM                        790148100     1270         32500     32500     0       0        0          0         32500
* AT&T INC COM                         00206R102     1230         44064     44064     0       0        0          0         44064
* SPDR TR UNIT SER 1                   78462F103     1207         10403     10403     0       0        0          0         10403
* DUKE REALTY CORP COM NEW             264411505     1160         47200     47200     0       0        0          0         47200
* UNITED TECHNOLOGIES CORP COM         913017109     1141         19000     19000     0       0        0          0         19000
* SUNTRUST BKS INC COM                 867914103     1108         24627     24627     0       0        0          0         24627
* AFLAC INC COM                        001055102     1100         18725     18725     0       0        0          0         18725
* HERSHEY CO COM                       427866108     1052         26600     26600     0       0        0          0         26600
* PHILIP MORRIS INTL INC COM           718172109     1045         21725     21725     0       0        0          0         21725
CROSS TIMBERS RTY TR TR UNIT           22757R109      968         21025     21025     0       0        0          0         21025
* HONEYWELL INTL INC COM               438516106      927         22300     22300     0       0        0          0         22300
TEXAS PAC LD TR SUB CTF PROP I T       882610108      884         23700     23700     0       0        0          0         23700
* BARRICK GOLD CORP COM                067901108      838         22800     22800     0       0        0          0         22800
* DU PONT E I DE NEMOURS & CO COM      263534109      808         20040     20040     0       0        0          0         20040
* RIO TINTO PLC SPONSORED ADR          767204100      773          3100      3100     0       0        0          0          3100
* KIMBERLY CLARK CORP COM              494368103      733         11312     11312     0       0        0          0         11312
PIMCO CORPORATE OPP FD COM             72201B101      729         71841     71841     0       0        0          0         71841
* HOME DEPOT INC COM                   437076102      720         27822     27822     0       0        0          0         27822
* SCHLUMBERGER LTD COM                 806857108      695          8900      8900     0       0        0          0          8900
* CHEVRON CORP NEW COM                 166764100      672          8150      8150     0       0        0          0          8150
* DUKE ENERGY CORP NEW COM             26441C105      637         36540     36540     0       0        0          0         36540
* COHU INC COM                         192576106      633         40000     40000     0       0        0          0         40000
* SOUTHERN CO COM                      842587107      628         16671     16671     0       0        0          0         16671
TIB FINL CORP COM                      872449103      609        108127    108127     0       0        0          0        108127
* NOVELL INC COM                       670006105      591        115000    115000     0       0        0          0        115000
* ABBOTT LABS COM                      002824100      587         10200     10200     0       0        0          0         10200
CONSOLIDATED WATER CO INC ORD          G23773107      562         33000     33000     0       0        0          0         33000
* WASTE MGMT INC DEL COM               94106L109      542         17200     17200     0       0        0          0         17200
* WATTS WATER TECHNOLOGIES INC CL A    942749102      495         18100     18100     0       0        0          0         18100
* MEDICAL PPTYS TRUST INC COM          58463J304      469         41350     41350     0       0        0          0         41350
* JOHNSON CTLS INC COM                 478366107      455         15000     15000     0       0        0          0         15000
* CITIGROUP INC COM                    172967101      441         21512     21512     0       0        0          0         21512
* CHESAPEAKE ENERGY CORP COM           165167107      437         12200     12200     0       0        0          0         12200
* PFIZER INC COM                       717081103      405         21951     21951     0       0        0          0         21951
COGDELL SPENCER INC COM                19238U107      398         24800     24800     0       0        0          0         24800
* EMERSON ELEC CO COM                  291011104      383          9400      9400     0       0        0          0          9400
* POWERSHARES ETF TRUST DYNA BUYBK ACH 73935X286      382         19900     19900     0       0        0          0         19900
* REGIONS FINANCIAL CORP NEW COM       7591EP100      354         36879     36879     0       0        0          0         36879
* DOVER CORP COM                       260003108      335          8270      8270     0       0        0          0          8270
* JPMORGAN & CHASE & CO COM            46625H100      331          7088      7088     0       0        0          0          7088
SWISS HELVETIA FD INC COM              870875101      316         25133     25133     0       0        0          0         25133
* GOOGLE INC CL A                      38259P508      312           779       779     0       0        0          0           779
* PETROCHINA CO LTD SPONSORED ADR      71646E100      298          2900      2900     0       0        0          0          2900
* FPL GROUP INC COM                    302571104      288          5726      5726     0       0        0          0          5726
* INTUIT COM                           461202103      281          8900      8900     0       0        0          0          8900
* POLARIS INDS INC COM                 731068102      279          6134      6134     0       0        0          0          6134
* HARLEY DAVIDSON INC COM              412822108      257          6900      6900     0       0        0          0          6900
* VEOLIA ENVIRONNEMENT SPONSORED ADR   92334N103      235          5700      5700     0       0        0          0          5700
* AMERIPRISE FINL INC COM              03076C106      232          6080      6080     0       0        0          0          6080
* SCANA CORP NEW COM                   80589M102      228          5846      5846     0       0        0          0          5846
* EXELON CORP COM                      30161N101      225          3600      3600     0       0        0          0          3600
* GENUINE PARTS CO COM                 372460105      221          5500      5500     0       0        0          0          5500
* DOMINION RES INC VA NEW COM          25746U109      215          5020      5020     0       0        0          0          5020
* THERMO FISHER SCIENTIFIC INC COM     883556102      215          3900      3900     0       0        0          0          3900
* VERIZON COMMUNICATIONS INC COM       92343V104      207          6444      6444     0       0        0          0          6444
* INTEL CORP COM                       458140100      197         10500     10500     0       0        0          0         10500
* TERADYNE INC COM                     880770102       78         10000     10000     0       0        0          0         10000
* ADVANCED MICRO DEVICES INC COM       007903107       53         10000     10000     0       0        0          0         10000
FIDELITY SOUTHERN CORP NEW COM         316394105       47         10560     10560     0       0        0          0         10560
BEVERLY HILLS BANCORP DEL COM          087866109       28         23000     23000     0       0        0          0         23000